Fair Value Measurements (Details) - Schedule of Fair Value of Financial Assets and liabilities that are Measured at Fair Value on a Recurring Basis - CAD ($) $ in Thousands	May 31, 2024	Jan. 12, 2024	May 31, 2023
Liabilities
Derivative Liability - Warrants	$ 576	$ 970
Total	21,514
Forward Purchase Agreement [Member]
Liabilities
Derivative Liability - Forward Purchase Agreement	20,938
Warrants [Member]
Liabilities
Derivative Liability - Warrants	576
Fair Value, Recurring [Member] | Level 1 [Member]
Liabilities
Total	549
Fair Value, Recurring [Member] | Level 2 [Member]
Liabilities
Total
Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities
Total	20,965
Fair Value, Recurring [Member] | Forward Purchase Agreement [Member] | Level 1 [Member]
Liabilities
Derivative Liability - Forward Purchase Agreement
Fair Value, Recurring [Member] | Forward Purchase Agreement [Member] | Level 2 [Member]
Liabilities
Derivative Liability - Forward Purchase Agreement
Fair Value, Recurring [Member] | Forward Purchase Agreement [Member] | Level 3 [Member]
Liabilities
Derivative Liability - Forward Purchase Agreement	20,938
Fair Value, Recurring [Member] | Warrants [Member] | Level 1 [Member]
Liabilities
Derivative Liability - Warrants	549
Fair Value, Recurring [Member] | Warrants [Member] | Level 2 [Member]
Liabilities
Derivative Liability - Warrants
Fair Value, Recurring [Member] | Warrants [Member] | Level 3 [Member]
Liabilities
Derivative Liability - Warrants	$ 27